Common Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Option Activity

The following table summarizes stock option activity for the period ended June 30, 2014.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance January 1, 2014	80,000	$0.70	9.13	$20,000
Options granted	55,000	$1.05	9.75	$0
Balance June 30, 2014	135,000	$0.84	9.38	$14,850
Exercisable at June 30, 2014	20,000	$0.70	9.13	$5,000

The following table summarizes stock option activity for the year ended December 31, 2013.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance January 1, 2013	-	$-	-	$-
Options granted	430,000	$0.72	9.55
Options forfeited	(350,000)	$0.72	9.50
Balance December 31, 2013	80,000	$0.70	9.75	$23,200
Exercisable at December 31, 2013	20,000	$0.65	9.50	$6,800

Assumptions required for the Black-Scholes model

Assumptions required for the Black-Scholes model are as follows:

Weighted average risk-free interest rate	1.62%
Expected life in years	5.00 Years
Weighted Avg Expected Volatility	90.9%
Expected dividend yield	0%

Assumptions required for the Black-Scholes model are as follows:

2013
Weighted average risk-free interest rate	1.75%
Expected life in years	5.5 Years
Weighted Avg Expected Volatility	102.0%
Expected dividend yield	$0

Stock Options
Assumptions required for the Black-Scholes model

The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

Weighted average risk-free interest rate	1.43 – 1.62%
Expected life in years	4.50 – 5.50
Weighted Avg. Expected Volatility	99.5% – 105.3%
Expected dividend yield	0%

The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

2013
Weighted average risk-free interest rate	1.43 – 1.49%
Expected life in years	5.0 – 5.5 Years
Weighted Avg Expected Volatility	99.5% - 103.4%
Expected dividend yield	$0